UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      02/04/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:  $        93743
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        6    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      313    10687 SH       Sole                                      10687
American Tower Corporation     COM              029912201      686    13296 SH       Sole                                      13296
Apple Inc.                     COM              037833100      384     1193 SH       Sole                                       1193
BHP Billiton Plc ADR           COM              05545E209      394     4897 SH       Sole                                       4897
Berkshire Hathaway Inc. Class  COM              084670702      259     3237 SH       Sole                                       3237
Blackrock 2001 Term Trust      COM              09247X101      589     3095 SH       Sole                                       3095
Boeing Company                 COM              097023105     1169    17916 SH       Sole                                      17916
BorgWarner Inc.                COM              099724106      308     4264 SH       Sole                                       4264
Capstone Turbine Corp          COM              14067D102       10    11000 SH       Sole                                      11000
Caterpillar Inc.               COM              149123101     1823    19468 SH       Sole                                      19468
Chevron Corporation            COM              166764100     1612    17671 SH       Sole                                      17671
Coca-Cola Company              COM              191216100      460     7000 SH       Sole                                       7000
ConocoPhillips                 COM              20825C104      509     7474 SH       Sole                                       7474
Cummins Inc.                   COM              231021106      385     3508 SH       Sole                                       3508
Deere & Company                COM              244199105      546     6585 SH       Sole                                       6585
Discovery Communications, Inc. COM              25470F302      328     8965 SH       Sole                                       8965
Eastbridge Invt Gp             COM              276050101     1733 18053457 SH       Sole                                   18053457
Ecolab Incorporated            COM              278865100      242     4807 SH       Sole                                       4807
Enterprise Products Partners L COM              293792107      203     4901 SH       Sole                                       4901
Exxon Mobil Corporation        COM              30231G102     1701    23273 SH       Sole                                      23273
First Trust BICK Index         COM              3373H1073      214     6515 SH       Sole                                       6515
General Electric Company       COM              369604103      236    12953 SH       Sole                                      12953
Goldman Sachs Group, Inc.      COM              38141G104      613     3649 SH       Sole                                       3649
Halliburton Company            COM              406216101      413    10132 SH       Sole                                      10132
Home Depot, Inc.               COM              437076102      368    10500 SH       Sole                                      10500
Honeywell International Incorp COM              438516106     1235    23242 SH       Sole                                      23242
ITC Hldgs Corp Com             COM              465685105      248     4016 SH       Sole                                       4016
Intel Corporation              COM              458140100      699    33258 SH       Sole                                      33258
International Business Machine COM              459200101     1201     8189 SH       Sole                                       8189
J.B. Hunt Transport Services,  COM              445658107      463    11352 SH       Sole                                      11352
JPMorgan Chase & Co.           COM              46625H100      695    16389 SH       Sole                                      16389
Johnson & Johnson              COM              478160104      639    10340 SH       Sole                                      10340
Lubrizol Corporation           COM              549271104      328     3070 SH       Sole                                       3070
McDonald's Corporation         COM              580135101      564     7351 SH       Sole                                       7351
McKesson Corporation           COM              58155Q103      422     6000 SH       Sole                                       6000
Merck & Company Inc.           COM              58933y105      232     6450 SH       Sole                                       6450
Microsoft Corporation          COM              594918104      693    24855 SH       Sole                                      24855
Monsanto Company               COM              61166W101      519     7464 SH       Sole                                       7464
Motorola, Inc.                 COM              620076109      470    51927 SH       Sole                                      51927
NIKE, Inc. Class B             COM              654106103      363     4250 SH       Sole                                       4250
NextEra Energy, Inc            COM              65339F101      317     6103 SH       Sole                                       6103
Norfolk Southern Corporation   COM              655844108      262     4180 SH       Sole                                       4180
Occidental Petroleum Corporati COM              674599105      410     4185 SH       Sole                                       4185
Oracle Corporation             COM              68389X105      612    19578 SH       Sole                                      19578
PIMCO 15+ Year US TIPS Index E COM              72201R103      256     4711 SH       Sole                                       4711
Pall Corporation               COM              696429307      307     6201 SH       Sole                                       6201
PepsiCo                        COM              713448108      367     5619 SH       Sole                                       5619
Pfizer Inc.                    COM              717081103      237    13541 SH       Sole                                      13541
Praxair, Inc.                  COM              74005P104      393     4122 SH       Sole                                       4122
Procter & Gamble Company       COM              742718109      555     8632 SH       Sole                                       8632
Raytheon Company               COM              755111507      225     4874 SH       Sole                                       4874
Renovo Group Plc Shs           COM              G7491A101       11    10300 SH       Sole                                      10300
Rovi Corp                      COM              779376102      253     4095 SH       Sole                                       4095
SPDR S&P Emerging Markets Smal COM              78463X756      689    12101 SH       Sole                                      12101
Schlumberger Limited           COM              806857108      822     9849 SH       Sole                                       9849
Sirius XM Radio Inc.           COM              82967N108       31    19625 SH       Sole                                      19625
Southwest Airlines Co.         COM              844741108      145    11221 SH       Sole                                      11221
Spdr Gold Trust Gold Shs       COM              78463V107      460     3321 SH       Sole                                       3321
Suncor Energy Inc.             COM              867229106      387    10111 SH       Sole                                      10111
Teekay Shipping Marshall Isl   COM              Y8564W103      411    12429 SH       Sole                                      12429
Trueblue Inc.                  COM              89785X101      273    15187 SH       Sole                                      15187
United Parcel Service Incorpor COM              911312106      547     7544 SH       Sole                                       7544
Vanguard REIT ETF              COM              922908553      540     9763 SH       Sole                                       9763
Vanguard Total Stock Market VI COM              922908769     1143    17611 SH       Sole                                      17611
Verisk Analytics Inc. Cl A     COM              92345Y106      354    10416 SH       Sole                                      10416
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      167    58132 SH       Sole                                      58132
Walgreen Company               COM              931422109      378     9705 SH       Sole                                       9705
Walt Disney Company            COM              254687106      204     5440 SH       Sole                                       5440
eBay Inc.                      COM              278642103      355    12772 SH       Sole                                      12772
iShares COMEX Gold Trust       COM              464285105      284    20469 SH       Sole                                      20469
Artisan Mid Cap Value Fund     COM              04314H709     9829   489516 SH       Sole                                     489516
Eaton Vance Large Cap Value Fu COM              277905808     5986   328583 SH       Sole                                     328583
Fairholme Fund                 COM              304871106     9664   271619 SH       Sole                                     271619
SPDR S&P Dividend ETF          COM              78464A763      779    14992 SH       Sole                                      14992
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     1883   183065 SH       Sole                                     183065
Vanguard Specialized Div App E COM              921908844      266     5072 SH       Sole                                       5072
Yacktman Fund                  COM              984281105     3046   184212 SH       Sole                                     184212
iShares Russell 1000 Growth In COM              464287614     1730    30226 SH       Sole                                      30226
iShares Russell 1000 Value Ind COM              464287598     1805    27836 SH       Sole                                      27836
iShares Russell 2000 Index     COM              464287655      435     5566 SH       Sole                                       5566
iShares Russell MidCap Index   COM              464287499      294     2891 SH       Sole                                       2891
iShares S&P 500 Index          COM              464287200      855     6776 SH       Sole                                       6776
iShares S&P MidCap 400 Index   COM              464287507      406     4487 SH       Sole                                       4487
Blackrock Glb Allo Fd Instl Cl COM              09251T509     5436   278794 SH       Sole                                     278794
Blackrock Global Allocation Cl COM              09251T103     4241   218410 SH       Sole                                     218410
Columbia Acorn International F COM              197199813     2953    72182 SH       Sole                                      72182
MSCI Pacific ex-Japan Index Fu COM              464286665      790    16823 SH       Sole                                      16823
Vanguard Intl Eqty Idx Allwrld COM              922042775     4153    87026 SH       Sole                                      87026
Vanguard Intl Eqty Idx Ftse Sm COM              922042718     1197    12017 SH       Sole                                      12017
iShares FTSE/Xinhua China 25 I COM              464287184      353     8203 SH       Sole                                       8203
iShares MSCI AC Asia Ex Japan  COM              464288182      918    14413 SH       Sole                                      14413
iShares MSCI Emerging Markets  COM              464287234     1054    22138 SH       Sole                                      22138